Financial risk management - Additional Information (Detail) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Statement Of Lineitems [Line Items]
Currency translation reserve	€ (252,191)		€ (252,191)		€ 137,726
Net foreign exchange gain (loss)	€ (5,867,219)	€ 2,616,719	€ (10,889,757)	€ 3,138,970
Issue of share capital				€ 12,609